Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	123,196,850	130,952,539	65,060,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	35,000	27,000
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	13,529,000	11,916,000
Number of other HSBC securities held	228,000	228,000
Shareholdings, options and other securities of key management personnel (in shares)	13,792,000	12,171,000